[LOGO OF FIDELITY INVESTMENTS]







                                                Lincoln National
                                                Equity-Income Fund, Inc.
                                                Semi-Annual Report
                                                June 30, 2000

Lincoln National Equity-Income Fund, Inc.

Index

         Commentary

         Statement of Net Assets

         Statement of Operations

         Statements of Changes in Net Assets

         Financial Highlights

         Notes to Financial Statements

Lincoln National Equity-Income Fund, Inc.

Managed by: [LOGO OF FIDELITY INVESTMENTS]

The Fund returned -3.1% (net of fees) for the six months ended June 30, 2000 while its benchmark, the Russell 1000(R) Value Index, returned -4.2% for the same period.

The broad equity market environment experienced a tumultuous period owing to investor concern about extreme valuations for technology and communication stocks with robust fundamentals as well as the sustainability of the US strong economic expansion. By midyear, the Federal Reserves' program of tighter monetary policy appeared to be taking some hold, leading to some fear that slowing the rate of economic growth from 5% to 2% would be problematic for the earnings of companies across industry sectors. In this income- and value-oriented fund, energy stocks benefited from favorable industry supply/demand and strong pricing, and several health positions with defensive traits did well following a period of lagging performance. Certain turnarounds and cyclical recovery stocks, however, had disappointing returns. We continued to look for stocks that represent good value in today's marketplace, and our top industry sector commitments at midyear were finance, energy, and utilities.

Stephen DuFour

                              Equity-Income Fund 1

Lincoln National
Equity-Income Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 2000
Investments:
                                             Number              Market
Common Stock:                                of Shares           Value
-----------------------------------------------------------------------------
Aerospace & Defense : 2.4%
-----------------------------------------------------------------------------
Boeing                                       300,000           $ 12,543,750
Honeywell International                      189,900              6,397,256
-----------------------------------------------------------------------------
                                                                 18,941,006
Automobiles & Auto Parts: 2.5%
-----------------------------------------------------------------------------
General Motors *                              18,419              1,069,453
Goodrich (B.F.)                                5,900                200,969
Navistar International *                     604,900             18,789,706
-----------------------------------------------------------------------------
                                                                 20,060,128
Banking, Finance & Insurance: 28.1%
-----------------------------------------------------------------------------
American Express                              80,800              4,211,700
American General                              86,200              5,258,200
American International Group                 115,437             13,563,847
Associates First Capital Class A              84,000              1,874,250
Axa Financial                                171,400              5,827,600
Bank One                                     119,000              3,160,938
Bank of America                              156,800              6,742,400
Bank of New York                             300,400             13,968,600
Commerce Bancorp                              16,400                754,400
Chase Manhattan                              250,500             11,538,655
Chubb                                         40,900              2,515,350
Cigna                                         13,800              1,290,300
Citigroup                                    541,450             32,622,362
Federal Home Loan                            448,500             18,164,250
Federal National Mortgage                    619,500             32,330,156
Firstar                                       66,300              1,396,444
Fleet Boston Financial                       167,000              5,678,000
Lehman Brothers Holdings                      61,100              5,777,769
Mellon Financial                             533,400             19,435,762
Merrill Lynch & Company                       28,800              3,312,000
Metropolitan Life Insurance                  102,100              2,150,481
Morgan Stanley Dean Witter                   101,700              8,466,525
Northern Trust                                32,700              2,127,544
PNC Financial Group                          258,200             12,103,124
St. Paul                                      16,700                569,888
State Street Bank                             13,200              1,400,025
Suntrust Banks                                29,200              1,334,075
Washington Mutual                             65,700              1,897,088
Wells Fargo                                   92,700              3,592,125
Wilmington Trust                              21,800                931,950
-----------------------------------------------------------------------------
                                                                223,995,808
Cable, Media & Publishing: 3.1%
-----------------------------------------------------------------------------
AT&T - Liberty Media Class A *               300,200              7,279,850
Clear Channel Communications *                24,200              1,815,000
Gannett                                       31,200              1,866,150
InterPublic Group                             17,200                739,600
McGraw-Hill                                  160,100              8,645,400
New York Times                                99,800              3,942,100
Tribune                                       23,900                836,500
-----------------------------------------------------------------------------
                                                                 25,124,600
Chemical: 3.2%
-----------------------------------------------------------------------------
Avery Dennison                                83,000              5,571,375
Dow Chemical                                 146,700              4,428,506
NRG Energy *                                  22,400                408,800
Pharmacia                                    124,818              6,451,530
PPG Industries                               124,300              5,508,044
Rohm & Haas                                   26,600                917,700
Union Carbide                                 50,100              2,479,950
-----------------------------------------------------------------------------
                                                                 25,765,905
Computers & Technology: 2.2%
-----------------------------------------------------------------------------
Ceridian                                      51,600              1,241,624
International Business Machines               58,600              6,420,363
Michron Technology                            13,500              1,188,844

                                             Number              Market
Computers & Technology (Cont.)               of Shares           Value
-----------------------------------------------------------------------------
Microsoft *                                   47,500           $  3,800,000
Unisys *                                     328,218              4,779,675
U.S. Networks                                    500                 12,250
-----------------------------------------------------------------------------
                                                                 17,442,756
Consumer Products: 2.3%
-----------------------------------------------------------------------------
Clorox                                        42,900              1,922,456
Minnesota Mining & Manufacturing             166,700             13,752,750
Procter & Gamble                              48,700              2,788,075
-----------------------------------------------------------------------------
                                                                 18,463,281
Electronics & Electrical: 1.9%
-----------------------------------------------------------------------------
Eaton                                          6,800                455,600
Emerson Electric                              65,900              3,978,713
General Electric                             207,400             10,992,200
-----------------------------------------------------------------------------
                                                                 15,426,513
Energy: 18.5%
-----------------------------------------------------------------------------
Burlington Resources                         149,000              5,699,250
Chevron                                       80,900              6,861,331
Coastal                                       80,400              4,894,350
Conoco Class B                               136,900              3,362,606
Cooper Cameron *                               7,100                468,600
Diamond Offshore Drilling                    206,500              7,253,312
Dynegy                                       171,990             11,749,067
El Paso Energy                               126,100              6,423,219
Enron                                        104,100              6,714,450
Exxon Mobil                                  659,400             51,762,900
Grant Prideco                                454,400             11,360,000
Noble Drilling *                             313,500             12,912,281
Petro-Canada                                  15,100                287,844
Weatherford Interntional *                   445,700             17,744,431
-----------------------------------------------------------------------------
                                                                147,493,641
Food, Beverage & Tobacco: 3.8%
-----------------------------------------------------------------------------
Anheuser Busch                               106,500              7,954,219
Coca Cola                                     64,900              3,727,694
Coca-Cola Enterprises                         97,900              1,596,994
Heinz (H.J.)                                  69,600              3,045,000
Philip Morris                                245,300              6,515,781
Quaker Oats                                  103,700              7,790,463
-----------------------------------------------------------------------------
                                                                 30,630,151
Healthcare & Pharmaceuticals: 8.6%
-----------------------------------------------------------------------------
Abbott Laboratories                           47,600              2,121,175
American Home Products                        52,900              3,107,875
Baxter International                          59,400              4,176,563
Bristol-Myers Squibb                         137,700              8,021,025
Johnson & Johnson                             99,200             10,106,000
Lilly (Eli)                                  245,700             24,539,288
Merck & Company                               52,900              4,053,463
Pfizer                                       176,275              8,461,200
Schering-Plough                               86,100              4,348,050
-----------------------------------------------------------------------------
                                                                 68,934,639
Industrial Machinery: 0.1%
-----------------------------------------------------------------------------
Ingersoll-Rand                                 9,700                390,425
Parker Hannifin                               10,700                366,475
-----------------------------------------------------------------------------
                                                                    756,900
Leisure, Lodging & Entertainment: 1.5%
-----------------------------------------------------------------------------
MGM Grand                                     27,000                867,375
Walt Disney                                  290,500             11,275,031
-----------------------------------------------------------------------------
                                                                 12,142,406
Metals & Mining: 0.3%
-----------------------------------------------------------------------------
Alcoa                                         67,564              1,959,356
-----------------------------------------------------------------------------

Office/Industrial Reits: 1.2%
-----------------------------------------------------------------------------
Crescent Real Estate Equities                 16,100                330,050
Duke-Weeks Realty                              4,600                102,925
Equity Office Properties Trust               292,800              8,070,300
Equity Residential Properties                 29,600              1,361,600
-----------------------------------------------------------------------------
                                                                  9,864,875

                              Equity-Income Fund 2

                                             Number              Market
                                             of Shares           Value
-----------------------------------------------------------------------------
Retail: 1.5%
-----------------------------------------------------------------------------
Colgate-Palmolive                             61,800            $ 3,700,275
Limited                                       66,400              1,435,900
Safeway *                                     51,500              2,323,938
Wal-Mart Stores                               75,800              4,367,975
-----------------------------------------------------------------------------
                                                                 11,828,088
Telecommunications: 10.2%
-----------------------------------------------------------------------------
AT&T                                         271,250              8,578,281
Alltel                                        15,400                953,838
BellSouth                                    344,000             14,663,000
Comcast - Special Class A *                   55,600              2,251,800
Qwest Communications International *         191,700              9,525,094
SBC Communications                           471,200             20,379,400
Time Warner Telecommunications Class A *      63,200              4,068,500
True North Communications                     96,200              4,232,800
U.S.West                                      89,900              7,708,925
Worldcom                                     194,232              8,910,393
-----------------------------------------------------------------------------
                                                                 81,272,031
Textiles, Apparel, & Furniture: 0.4%
-----------------------------------------------------------------------------
Nike                                          82,500              3,284,531
-----------------------------------------------------------------------------

Transportation & Shipping: 0.9%
-----------------------------------------------------------------------------
Burlington Northern Santa Fe                  72,300              1,658,381
Norfolk Southern                             215,400              3,204,075
Southwest Airlines                            48,800                924,150
Tidewater                                     26,000                936,000
United Parcel Service Class B                 10,800                637,200
-----------------------------------------------------------------------------
                                                                  7,359,806
Utilities: 1.5%
-----------------------------------------------------------------------------
Ipalco Enterprises                           125,400              2,523,675
Keyspan                                       96,700              2,973,525
Montana Power Company                         20,100                709,781
PECO Energy                                   43,300              1,745,531
Southern                                      23,200                540,850
Sprint                                        69,900              3,564,900
-----------------------------------------------------------------------------
                                                                 12,058,262
Total Common Stock: 94.2%
(Cost $693,020,401)                                             752,804,683
-----------------------------------------------------------------------------

Preferred Stocks:
-----------------------------------------------------------------------------
Alliant Energy *                               7,400                510,600
Monsanto                                      88,600              4,009,150
Qwest Trends                                  25,300              2,027,163
Union Pacific Capital Trust *                128,200              5,031,850
-----------------------------------------------------------------------------

Total Preferred Stocks: 1.5%
(Cost $11,347,775)                                               11,578,763
-----------------------------------------------------------------------------

Convertible Bonds:
Clear Channel Communications
  2.6250% 2/01/09                            540,000                698,625
Kerr McGee
  5.2500% 2/15/10                          3,570,000              4,127,813
Level 3 Communications
  6.0000% 3/15/10                            420,000                380,100
Liberty Media Convertible Bond 144A
  3.7500% 2/15/30                          4,804,000              5,242,365
-----------------------------------------------------------------------------

Total Convertible Bonds: 1.3%
(Cost $9,533,250)                                                10,448,903
-----------------------------------------------------------------------------

                                             Par                 Market
Repurchase Agreement:                        Amount              Value
-----------------------------------------------------------------------------
State Street Bank & Trust Co.
Repurchase Agreement,
dated 6/30/00, 5.55%, maturing 7/03/00,
collaterized by $11,875,000 U.S. Treasury
Bonds 11.25%, 2/15/15,
market value $18,020,313                 $17,660,000         $   17,660,000
-----------------------------------------------------------------------------

Total Repurchase Agreement: 2.2%
(Cost $17,660,000)                                               17,660,000
-----------------------------------------------------------------------------

Total Investments: 99.2%
(Cost $731,561,426)                                             792,492,349
-----------------------------------------------------------------------------
Other Assets Over Liabilities: 0.8%                               6,397,140
-----------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $15.401 per share based
on 51,872,080 shares issued and outstanding                   $ 798,889,489
-----------------------------------------------------------------------------

Components of Net Assets at June 30, 2000:
-----------------------------------------------------------------------------
Common Stock, par value $.01 per share,100,000,000
authorized shares                                                   518,721

Paid in capital in excess of par value of
shares issued                                                   737,036,635
Undistributed net investment income **                            4,175,397
Accumulated net realized loss on investments                    (3,766,131)
Net unrealized appreciation of investments
and foreign currencies                                           60,924,867
-----------------------------------------------------------------------------
Total Net Assets                                               $798,889,489
-----------------------------------------------------------------------------

*  Non income producing security.

** Undistributed net investment income includes net realized gain on foreign currencies. Net realized gains on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes to financial statements.

                              Equity-Income Fund 3

Lincoln National Equity-Income Fund, Inc.

Statement of Operations - Unaudited

Six months ended June 30, 2000

Investment income:
 Dividends                                                                                     $5,788,592
----------------------------------------------------------------------------------------------------------
 Interest                                                                                         903,922
----------------------------------------------------------------------------------------------------------
 Less: Foreign withholding tax                                                                     (1,100)
----------------------------------------------------------------------------------------------------------
  Total investment income                                                                       6,691,414
----------------------------------------------------------------------------------------------------------

Expenses:
 Management fees                                                                                3,137,004
----------------------------------------------------------------------------------------------------------
 Accounting fees                                                                                  179,650
----------------------------------------------------------------------------------------------------------
 Printing and postage                                                                              49,361
----------------------------------------------------------------------------------------------------------
 Custodial fees                                                                                    24,794
----------------------------------------------------------------------------------------------------------
 Directors fees                                                                                     2,100
----------------------------------------------------------------------------------------------------------
 Other                                                                                             70,769
----------------------------------------------------------------------------------------------------------
  Total expenses                                                                                3,463,678
----------------------------------------------------------------------------------------------------------
Net investment income                                                                           3,227,736
----------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments and foreign currency:

 Net realized gain on:
  Investment transactions                                                                      13,200,527
----------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                    17,877
----------------------------------------------------------------------------------------------------------
   Net realized gain on investments and
   foreign currency transactions                                                               13,218,404
----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of:
   Investments                                                                                (45,953,970)
----------------------------------------------------------------------------------------------------------
   Foreign currency                                                                                (2,332)
----------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation of investments and foreign currency     (45,956,302)
----------------------------------------------------------------------------------------------------------
 Net realized and unrealized loss on investments and foreign currency                         (32,737,898)
----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                         $(29,510,162)
----------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                    Six months
                                                                    ended
                                                                    6/30/00          Year ended
                                                                    (Unaudited)      12/31/99
                                                                  --------------------------------
Changes from operations:
 Net investment income                                             $   3,227,736    $   8,778,015
--------------------------------------------------------------------------------------------------
 Net realized gain on investmentand foreign currency transactions     13,218,404      217,473,962
--------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 of investments and foreign currency                                 (45,956,302)    (167,842,006)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (29,510,162)      58,409,971
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                                         -       (7,883,950)
--------------------------------------------------------------------------------------------------
 Net realized gain on investment transactions                       (233,972,872)     (40,297,143)
--------------------------------------------------------------------------------------------------
  Total distributions to shareholders                               (233,972,872)     (37,391,876)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions                             71,614,168      (11,447,219)
--------------------------------------------------------------------------------------------------

 Total decrease in net assets                                       (191,868,866)      (1,218,341)
--------------------------------------------------------------------------------------------------
Net Assets, beginning of period                                      990,758,355      991,976,696
--------------------------------------------------------------------------------------------------
Net Assets, end of period                                           $798,889,489     $990,758,355
--------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                              Equity-Income Fund 4

Lincoln National Equity-Income Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout each period)

                                          Six months
                                          ended
                                          6/30/00         Year ended December 31,
                                          (Unaudited)     1999         1998        1997        1996         1995
                                         ----------------------------------------------------------------------------
Net asset value, beginning of period         $ 22.047     $ 21.715     $ 20.118    $ 15.780    $ 13.507     $ 10.335

Income from investment operations:
   Net investment income(2)                     0.078        0.189        0.282       0.229       0.288        0.275
   Net realized and unrealized gain (loss)
      on investments and foreign currency      (0.498)       1.204        2.204       4.511       2.451        3.218
                                         ----------------------------------------------------------------------------
   Total from investment operations            (0.420)       1.393        2.486       4.740       2.739        3.493
                                         ----------------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income             -       (0.171)      (0.460)          -      (0.288)      (0.275)
   Distributions from net realized gain on
       investment transactions                 (6.226)      (0.890)      (0.429)     (0.402)     (0.178)      (0.046)
                                         ----------------------------------------------------------------------------
Total dividends and distributions              (6.226)      (1.061)      (0.889)     (0.402)     (0.466)      (0.321)
                                         ----------------------------------------------------------------------------
Net asset value, end of period               $ 15.401     $ 22.047     $ 21.715    $ 20.118    $ 15.780     $ 13.507
                                         ----------------------------------------------------------------------------

Total Return(1)                                 (3.07%)       6.27%       12.73%      30.67%      19.81%       34.74%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.81%(3)     0.79%        0.79%       1.02%       1.08%        1.15%
   Ratio of net investment income
       to average net assets                     0.75%(3)     0.86%        1.40%       1.46%       1.99%        2.27%
   Portfolio Turnover                          137.10%      191.21%       29.04%      17.81%      22.17%       27.81%
   Net assets, end of period (000 omitted)   $798,889     $990,758     $991,977    $811,070    $457,153     $238,771

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Per share information for the periods ended June 30, 2000, December 31, 1999 and 1998 were based on the average shares outstanding method.

(3) Annualized

See accompanying notes to financial statements.

                              Equity-Income Fund 5

Lincoln National Equity-Income Fund, Inc.
Notes to Financial Statements - Unaudited
June 30, 2000

The Fund: Lincoln National Equity-Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln National Life Insurance Company of New York (the "Companies") for allocation to their variable products and variable universal life products.

The Fund's investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The Fund invests mostly in high-income stocks and some high-yielding bonds.

1. Significant Accounting Policies

Security Valuation: Securities listed on an exchange are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before each Fund is valued. Long-term debt securities are4 valued by an independent pricing service and such prices are believed to reflect the fair value of such securities Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .75% of the first $500 million on the average daily net assets of the Fund and .70% of the excess over $500 million. The sub-advisor, Fidelity Investments, is paid directly by the Advisor.

                              Equity-Income Fund 6

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. In return for these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 2000.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2000 are as follows:

         Aggregate         Aggregate         Gross              Gross            Net
         Cost of           Proceeds          Unrealized         Unrealized       Unrealized
         purchases         From Sales        Appreciation       Depreciation     Appreciation
         -------------------------------------------------------------------------------------
         $574,786,602      $721,265,137      $102,432,049       $(41,501,126)    $60,930,923

4. Supplemental Financial Instrument Information

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. The Advisor is responsible for determining that the value of the collateral is at least equal to the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

5. Credit and Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At June 30, 2000, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under rule 144A of the Securities Act of 1933, as amended, and other securities which may be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6. Summary of Changes From Capital Share Transactions

                                               Shares Issued Upon                                      Net Increase(Decrease)
                      Capital                  Reinvestment of            Capital Shares               Resulting From Capital
                      Shares Sold              Dividends                  Redeemed                     Share Transactions
                     ------------------------------------------------------------------------------------------------------------
                      Shares     Amount        Shares      Amount         Shares       Amount          Shares       Amount
                     ------------------------------------------------------------------------------------------------------------
Six months ended
June 30, 2000
(Unaudited):            266,460  $ 5,552,683   14,571,394  $233,972,872   (7,905,169)  $(167,911,387)  6,932,685    $(71,614,168)

Year ended
December 31, 1999:    1,809,799   40,435,319    2,108,094    48,181,093   (4,659,377)   (100,063,631)   (741,484)    (11,447,219)

7. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.




                              Equity-Income Fund 7